DEBT	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
DEBT
NOTE 7 – DEBT
The Company’s long-term and other debt as of December 31, 2019 and 2018 consisted of the following:

	As of December 31, 2019	As of December 31, 2018
Trilogy LLC 2022 Notes	$350,000	$350,000
New Zealand 2021 Senior Facilities Agreement	154,887	137,554
Bolivian Tower Transaction Financing Obligation	16,757	—
New Zealand EIP Receivables Financing Obligation	16,372	—
Bolivian 2021 Syndicated Loan	10,015	15,022
Bolivian 2023 Bank Loan	7,112	4,000
Bolivian 2022 Bank Loan	5,249	7,000
Other	8,027	2,914

	568,419	516,490
Less: deferred financing costs	(5,189)	(6,848)
Less: unamortized discount	(2,064)	(2,817)

Total debt	561,166	506,825
Less: current portion of debt	(32,428)	(8,293)

Total long-term debt	$528,738	$498,532

As of December 31, 2019, the future maturities of long-term and other debt, excluding deferred financing costs and unamortized debt discounts, consisted of the following:

Years E nding December 31,
2020	$32,428
2021	164,086
2022	355,491
2023	3,452
2024	1,809
Thereafter	11,153

Total	$568,419

Trilogy LLC 2022 Notes:
On May 2, 2017, Trilogy LLC closed a private offering of $350 million aggregate principal amount of its senior secured notes due 2022 (the “Trilogy LLC 2022 Notes”). The Trilogy LLC 2022 Notes were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and to
non-U.S.
persons in offshore transactions in reliance on Regulation S under the Securities Act.
Trilogy LLC applied the proceeds of this offering together with cash on hand to redeem and discharge all of its then outstanding $450 million senior secured notes due 2019 (the “Trilogy LLC 2019 Notes”) and pay fees and expenses of $9.1 million related to the offering.
The refinancing of the Trilogy LLC 2019 Notes was analyzed and accounted for on a lender-by-lender
basis under the syndicated debt model in accordance with the applicable accounting guidance for evaluating modifications, extinguishments and new issuances of debt. Accordingly, of the $9.1 million in fees and expenses related to the Trilogy LLC 2022 Notes offering, $4.8 million was recorded as a deferred financing cost and is included as a reduction in

Long-term debt
i
n the Consolidated Balance Sheets. The remaining $4.3 million of fees paid to third parties in connection with the refinancing was expensed in the second quarter of 2017. The unamortized balance of the deferred financing costs associated with the Trilogy LLC 2022 Notes is amortized to Interest expense using the effective interest method over the term of the Trilogy LLC 2022 Notes.

Additionally, as a result of the refinancing, $2.4 million of unamortized deferred financing costs and unamortized discount previously outstanding was expensed to Debt modification and extinguishment costs in the Consolidated Statements of Operations during the second quarter of 2017.
The Trilogy LLC 2022 Notes bear interest at a rate of 8.875% per annum and were issued at 99.506%. Interest on the Trilogy LLC 2022 Notes is payable semi-annually in arrears on May 1 and November 1. No principal payments are due until maturity on May 1, 2022.
Trilogy LLC has the option of redeeming the Trilogy LLC 2022 Notes, in whole or in part, upon not less than 30 days’ and not more than 60 days’ prior notice as follows:

•	On or after May 1, 2019 but prior to May 1, 2020, at 104.438%

•	On or after May 1, 2020 but prior to May 1, 2021, at 102.219%

•	On or after May 1, 2021, at 100%
The Trilogy LLC 2022 Notes are subject to an indenture which includes restrictive covenants, including a covenant by Trilogy LLC not to incur additional indebtedness, subject to certain exceptions, such as exceptions that permit NuevaTel and 2degrees to incur certain additional indebtedness. The Trilogy LLC 2022 Notes are guaranteed by certain of Trilogy LLC’s domestic subsidiaries and are secured by a first-priority lien on the equity interests of such guarantors and a pledge of any intercompany indebtedness owed to Trilogy LLC or any such guarantor by 2degrees or any of 2degrees’ subsidiaries and certain third-party indebtedness owed to Trilogy LLC by any minority shareholder in 2degrees. As of the issue date of the Trilogy LLC 2022 Notes and as of December 31, 2019, there was no such indebtedness outstanding.

New Zealand 2021 Senior Facilities Agreement:
In July 2018, 2degrees completed a bank loan syndication in which ING Bank N.V. acted as the lead arranger and underwriter. This debt facility (the “New Zealand 2021 Senior Facilities Agreement”) has a total available commitment of $250 million NZD ($168.4 million based on the exchange rate at December 31, 2019).
Separate facilities are provided under this agreement to (i) repay the then outstanding balance of the prior $200 million NZD senior facilities agreement (the “New Zealand 2019 Senior Facilities Agreement”) and pay fees and expenses associated with the refinancing ($195 million NZD), (ii) provide funds for further investments in 2degrees’ business ($35 million NZD), and (iii) fund 2degrees’ working capital requirements ($20 million NZD). As of December 31, 2019, the $195 million NZD facility ($131.3 million based on the exchange rate at December 31, 2019) and the
$35 million NZD facility ($23.6 million based on the exchange rate at December 31, 2019) were fully drawn. As of December 31, 2019, no amount was drawn on the working capital facility. The borrowings and repayments under these facilities, including the recurring activity relating to working capital, are included separately as Proceeds from debt and Payments of debt in
Net cash provided by financing activities in the Consolidated Statements of Cash Flows.
The New Zealand 2021 Senior Facilities Agreement also provides for an uncommitted $35 million NZD accordion facility which, after commitments are obtained, can be utilized in the future to fund capital expenditures. The New Zealand 2021 Senior Facilities Agreement matures on July 31, 2021.
The outstanding debt drawn under the New Zealand 2021 Senior Facilities Agreement accrues interest quarterly at the New Zealand Bank Bill Reference Rate (“BKBM”) plus a margin ranging from 2.40% to 3.80% (the “Margin”) depending upon 2degrees’ net leverage ratio at that time. The weighted average interest rate on the outstanding balance of all drawn facilities was 3.63% as of December 31, 2019.
Additionally, a commitment fee at the rate of 40% of the applicable Margin is payable quarterly on all undrawn and available commitments. As of December 31, 2019, the commitment fee rate was 0.96%.
Distributions from 2degrees are subject to free cash flow tests under the New Zealand 2021 Senior Facilities Agreement, calculated at half year and full year intervals. There is no requirement to make prepayments of principal from 2degrees’ free cash flow. The outstanding debt may be prepaid without penalty at any time. Once a year, at least six months apart, 2degrees must reduce the outstanding balance of the working capital facility to zero for a period of not less than five consecutive business days.

The New Zealand 2021 Senior Facilities Agreement contains certain financial covenants requiring 2degrees to:

•	maintain a total interest coverage ratio (as defined in the New Zealand 2021 Senior Facilities Agreement) of not less than 3.0;

•	maintain a net leverage ratio (as defined in the New Zealand 2021 Senior Facilities Agreement) of not greater than 2.75 from July 1, 2019 to June 30, 2020; and 2.50 thereafter; and

•	not exceed 110% of the agreed to annual capital expenditures (as defined in the New Zealand 2021 Senior Facilities Agreement) in any financial year.
The New Zealand 2021 Senior Facilities Agreement also contains other customary representations, warranties, covenants and events of default and is secured (in favor of an independent security trustee) by substantially all of the assets of 2degrees.
The refinancing of the New Zealand 2019 Senior Facilities Agreement was analyzed and accounted for on a lender-by-lender
basis under the syndicated debt model in accordance with the applicable accounting guidance for evaluating modifications, extinguishments and new issuances of debt. Accordingly, of the $8.4 million NZD ($5.7 million based on the average exchange rate in the month of payment) in fees and expenses related to the New Zealand 2021 Senior Facilities Agreement, $2.8 million NZD ($2.1 million based on the average exchange rate in the month of payment) was recorded as a deferred financing cost and is included as a reduction in
Long-term debt
in
the Consolidated Balance Sheets. The remaining $5.6 million NZD ($3.7 million based on the average exchange rate in the month of payment) of fees paid to lenders and third parties in connection with the refinancing was recorded as Debt modification and extinguishment costs in the Consolidated Statements of Operations and Comprehensive
Incom
e
(
Loss
)
during the third quarter of 2018. The unamortized balance of the deferred financing costs associated with the New Zealand 2021 Senior Facilities Agreement is amortized to Interest expense using the effective interest method over the term of the New Zealand 2021 Senior Facilities Agreement.
Additionally, as a result of the refinancing, $0.7 million NZD ($0.5 million based on the average exchange rate in the month of refinancing) of unamortized deferred financing costs previously outstanding was expensed to Debt modification and extinguishment costs in the Consolidated Statements of Operations and Comprehensive
Income (
Loss
)
during the third quarter of 2018.
In February 2020, the New Zealand 2021 Senior Facilities Agreement was refinanced by an amended and restated facility (see Note 20 – Subsequent Events).
Bolivian Tower Transaction Financing Obligation:
In February 2019, NuevaTel entered into an agreement (as amended) to sell and leaseback up to
651 network towers.
As of December 31, 2019, NuevaTel had completed the sale
of 574 towers
for total consideration
of
$89.5 million
. The Company recorded proceeds from financing obligations of $18.9 million during the year ended December 31, 2019 for towers that did not meet the criteria for sale-leaseback accounting due to NuevaTel’s continuing involvement in the operation of those towers (the “Bolivian Tower Transaction Financing Obligation”). The outstanding balance of the current and long-term portion of the Bolivian Tower Transaction Financing Obligation
was $1.0 million and $15.8
million, respectively, as of December 31, 2019. Of the
$16.8 million
financing obligation outstanding as of December 31, 2019
, $12.1 million is
not considered indebtedness under the indenture for the Trilogy LLC 2022 Notes as this amount is treated as debt for accounting purposes (due to our continuing involvement in the management of the towers and certain other factors), but does not constitute indebtedness as defined in the indenture. For further information, see Note 2 – Property and Equipment.
New Zealand EIP Receivables Financing Obligation:
In August 2019, 2degrees entered into the EIP receivables secured borrowing arrangement that enables 2degrees to sell specified EIP receivables to the Purchaser. The Company evaluated the structure and terms of this arrangement and determined we are required to consolidate the Purchaser in our financial statements. See Note 4 – EIP Receivables for further information.
While 2degrees can, in part, determine the amount of cash it will receive from each sale of EIP receivables under the arrangement, the amount of cash available to 2degrees varies based on a number of factors and is limited to a predetermined portion of the total amount of the eligible EIP receivables sold to the Purchaser.
Under the arrangement, the Purchaser has access to funding
 of $35.5 million NZD ($23.9 million based on the exchange rate at December 31, 2019)
,

which the Purchaser can use to acquire EIP receivables from 2degrees. As of December 31, 2019, the total amount outstanding under this arrangement was
$24.3 million NZD ($16.4
million based on the exchange rate at December 31, 2019), and the total amount available of the unused commitment was $11.2 million NZD ($7.5 million
based on the exchange rate at December 31, 2019). All proceeds received and repayments under this arrangement are included separately as Proceeds from EIP receivables financing obligation and Payments of debt, including sale-leaseback and EIP receivables financing obligations in financing activities in the Consolidated Statements of Cash Flows.
This transaction was analyzed and accounted for in accordance with the applicable accounting guidance for consolidations and transfers and servicing arrangements. Accordingly, the
$0.7 million NZD ($0.4 million
based on the exchange rate in the month of payment) of incremental fees and expenses directly related to entering into the EIP receivables financing obligation was recorded as a deferred financing cost and is included as a reduction in debt in the Consolidated Balance Sheets. The unamortized balance of the deferred financing costs associated with the EIP receivables financing obligation is amortized ratably to Interest expense over the term of the EIP receivables financing obligation.

The Company determined the Purchaser’s obligation to its lenders under the EIP receivables financing arrangement to have similar characteristics as a revolving secured borrowing debt arrangement and has classified the total amount of the outstanding obligation between the Purchaser and its lenders as current in the Consolidated Balance Sheets. The obligation of the Purchaser is presented as a component of debt due to the accounting consolidation of the Purchaser with the Company; however, the obligation does not constitute indebtedness under the indenture for the Trilogy LLC 2022 Notes because the Purchaser is a separate entity none of whose equity is held by the Company or its subsidiaries. The Purchaser pays principal and interest to its lenders on a monthly basis from proceeds that it receives from 2degrees, which collects EIP repayments from the 2degrees subscribers whose EIP receivables were sold to the Purchaser and remits such amounts to the Purchaser. The EIP receivables financing obligation matures August 2022. The outstanding obligation drawn under this arrangement accrues interest monthly at the
BKBM plus a margin of 3.50%.
The interest rate on the outstanding balance of the drawn facility was approximately
 4.84% as of December 31, 2019. Additionally, a line fee
of
0.65% is
payable by the Purchaser annually on the total available commitment, which the Purchaser likewise pays from proceeds that it receives from 2degrees.
The EIP receivables financing obligation contains no financial covenants. The EIP receivables financing obligation contains customary representations, warranties, and events of default for an arrangement of this nature.

Bolivian 2021 Syndicated Loan:
In April 2016, NuevaTel entered into a $25 million debt facility (the “Bolivian 2021 Syndicated Loan”) with a consortium of Bolivian banks. The net proceeds were used to fully repay the then outstanding balance of a previously outstanding loan agreement and the remaining proceeds were used for capital expenditures. The Bolivian 2021 Syndicated Loan is required to be repaid in quarterly installments which commenced in 2016 and will end in 2021, with 10% of the principal amount to be repaid during each of the first two years of the Bolivian 2021 Syndicated Loan and 26.67% of the principal amount to be repaid during each of the final three years. Interest on the Bolivian 2021 Syndicated Loan currently accrues at a variable rate of 5.5% plus the rate established by the Central Bank in Bolivia (“Tasa de Referencia”) and is payable on a quarterly basis. At December 31, 2019, the interest rate was 8.12%. The outstanding balance of the current and long-term portion of the Bolivian 2021 Syndicated Loan was $6.7 million and $3.3 million, respectively, as of December 31, 2019.
The Bolivian 2021 Syndicated Loan agreement contains certain financial covenants requiring NuevaTel to maintain:

•	an indebtedness ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not greater than 2.15;

•	a debt coverage ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not less than 1.25;

•	a current ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not less than 0.65; and

•	a structural debt ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not higher than 3.0.
Three switches are specifically pledged as collateral to secure the Bolivian 2021 Syndicated Loan with a general pledge against the remainder of NuevaTel’s assets in an event of default.

In February 2020, the outstanding balance of the Bolivian 2021 Syndicated Loan was repaid primarily with proceeds from a new loan (see Note 20 – Subsequent Events).
Bolivian 2023 Bank Loan:
In December 2018, NuevaTel entered into an $8.0 million debt facility (the “Bolivian 2023 Bank Loan”) with Banco Nacional de Bolivia S.A., a Bolivian bank and a lender in the Bolivian 2021 Syndicated Loan, to fund capital expenditures. NuevaTel drew down the Bolivian 2023 Bank Loan in two $4.0 million advances that occurred in December 2018 and January 2019. The Bolivian 2023 Bank Loan is required to be repaid in quarterly installments which commenced
in September 2019 through 2023, with 11% of the principal amount to be repaid during the first year and 22.25% of the principal amount to be repaid during each of the final four years.
Interest on the Bolivian 2023 Bank Loan accrues at a fixed rate of 7.0% for the first 24 months and thereafter at a variable rate of 5.0% plus Tasa de Referencia and is payable quarterly. The outstanding balance of the current and long-term portion of the Bolivian 2023 Bank Loan was $1.8 million and $5.3 million, respectively, as of December 31, 2019.
The Bolivian 2023 Bank Loan agreement contains no financial covenants and is unsecured.
Bolivian 2022 Bank Loan:
In December 2017, NuevaTel entered into a $7.0 million debt facility (the “Bolivian 2022 Bank Loan”) with Banco BISA S.A., a Bolivian bank and a lender in the Bolivian 2021 Syndicated Loan, to fund capital expenditures. The Bolivian 2022 Bank Loan is required to be repaid in quarterly installments which commenced in 2019 through 2022, with 25% of the principal amount to be repaid each year. Interest on the Bolivian 2022 Bank Loan accrues at a fixed rate of 6.0% and is payable quarterly. The outstanding balance of the current and long-term portion of the Bolivian 2022 Bank Loan was $1.8 million and $3.5 million, respectively, as of December 31, 2019.
The Bolivian 2022 Bank Loan agreement contains no financial covenants and is unsecured.
Interest Cost Incurred:
Consolidated interest cost incurred and expensed, prior to capitalization of interest, was $47.1 million, $47.1 million and $60.8 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2019	2018	2017
Interest paid, net of capitalized interest	$42,623	$43,650	$61,598

Deferred Financing Costs:
Deferred financing costs represent incremental direct costs of debt financing and are included in Long-term debt. As of December 31, 2019 and 2018, the balances were $5.2 million and $6.8 million, respectively. These costs are amortized using the effective interest method over the term of the related credit facilities. Amortization of deferred financing costs is included in interest expense and totaled $2.1 million, $2.5 million and $2.6 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Covenants:
As of December 31, 2019, the Company was in compliance with all of its debt covenants.